Financial Instruments (Details 1) - Credit risk [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Maximum exposure to credit risk	R$ 12,309,101	R$ 12,878,485
Cash And Cash Equivalents Financial Asset [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	4,161,939	5,634,623
Bonds And Securities One [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	529,708	495,495
Pledges And Restricted Deposits Linked [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	9	9
Trade Accounts Receivable Financial Assets [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	4,078,882	3,866,429
Sectorial Financial Assets [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	0	30,946
Accounts Receivable Related To The Concession [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	2,610,731	1,954,679
Accounts Receivable Related To The Concession Bonus From The Grant [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	821,804	792,741
Accounts Receivable Generation Concessions [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	75,425	71,835
Other Temporary Investments One [Member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk	R$ 30,603	R$ 31,728